CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIT)	Ordinary shares. Series A Convertible Preferred Shares CNY (¥) shares	Ordinary shares. Series A-1 Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares. Series B Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares. Series C Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares. Series C-1 Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares. Series D Redeemable Convertible Preferred Shares CNY (¥) shares	Ordinary shares. Class A CNY (¥) shares	Ordinary shares. Class A USD ($) shares	Ordinary shares. Class B CNY (¥) shares	Ordinary shares. Class B USD ($) shares	Ordinary shares. CNY (¥) shares	Additional paid in capital. Series A Convertible Preferred Shares CNY (¥)	Additional paid in capital. Series A-1 Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital. Series B Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital. Series C Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital. Series C-1 Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital. Series D Redeemable Convertible Preferred Shares CNY (¥)	Additional paid in capital. CNY (¥)	Additional paid in capital. USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Series A Convertible Preferred Shares CNY (¥)	Series A-1 Redeemable Convertible Preferred Shares CNY (¥)	Series B Redeemable Convertible Preferred Shares CNY (¥)	Series C Redeemable Convertible Preferred Shares CNY (¥)	Series C-1 Redeemable Convertible Preferred Shares CNY (¥)	Series D Redeemable Convertible Preferred Shares CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2018											¥ 3,446							¥ 0		¥ (22,574,272)		¥ (662,466,465)								¥ (685,037,291)
Beginning balance (in shares) at Dec. 31, 2018 | shares											5,614,840
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											¥ 0							0				(52,929,508)								(52,929,508)
Change in redemption value of redeemable convertible preferred shares																									¥ 1,315,008	¥ 237,680,316	¥ 144,659,627	¥ 104,388,417	¥ 142,962,195
Accretion of redeemable convertible preferred shares											0							0				(631,005,563)								(631,005,563)
Unrealized gain on an available-for-sale investment, net of nil income taxes											0							0		1,591,098										1,591,098	$ 230,731
Foreign currency translation adjustment, net of nil income taxes											0							0		(20,118,769)										(20,118,769)
Ending balance at Dec. 31, 2019											¥ 3,446							0		(41,101,943)		(1,346,401,536)								(1,387,500,033)
Ending balance (in shares) at Dec. 31, 2019 | shares											5,614,840
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																						(221,852,864)								(221,852,864)
Change in redemption value of redeemable convertible preferred shares																						244,080,678								244,080,678
Change in redemption value of redeemable convertible preferred shares																									707,682	(68,419,392)	(49,340,009)	(40,873,954)	(86,155,005)
Re-designation of Ordinary Shares into Class B Ordinary Shares immediately prior to the completion of the initial public offering									¥ 3,446		¥ (3,446)
Re-designation of Ordinary Shares into Class B Ordinary Shares immediately prior to the completion of the initial public offering (in shares) | shares									5,614,840	5,614,840	(5,614,840)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of US$[]							¥ 1,860											501,225,388												501,227,248
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of US$[] (in shares) | shares							2,650,000	2,650,000
Conversion of Preferred Shares into ordinary shares	¥ 1,010	¥ 1,328	¥ 1,307	¥ 875	¥ 687	¥ 1,505						¥ 33,041,467	¥ 18,779,626	¥ 418,335,584	¥ 280,067,991	¥ 219,710,378	¥ 530,806,760							¥ 33,042,477	¥ 18,780,954	¥ 418,336,891	¥ 280,068,866	¥ 219,711,065	¥ 530,808,265
Conversion of Preferred Shares into ordinary shares (in shares) | shares	1,439,102	1,891,291	1,862,069	1,246,621	977,961	2,143,786
Share-based compensation																		186,903,431												186,903,431
Accretion of redeemable convertible preferred shares																														244,080,678
Unrealized gain on an available-for-sale investment, net of nil income taxes																				1,456,370										1,456,370
Reclassification adjustment for gain from disposal of available-for-sale securities realized in net income, net of nil income taxes																				(4,863,233)										(4,863,233)
Foreign currency translation adjustment, net of nil income taxes																				(63,005,931)										(63,005,931)
Ending balance at Dec. 31, 2020							¥ 8,572		¥ 3,446									2,188,870,625		(107,514,737)		(1,324,173,722)								757,194,184
Ending balance (in shares) at Dec. 31, 2020 | shares							12,210,830	12,210,830	5,614,840	5,614,840
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																						(309,623,944)								(309,623,944)	(48,586,753)
Share-based compensation																		15,911,144												15,911,144
Foreign currency translation adjustment, net of nil income taxes																				(17,598,892)										(17,598,892)	$ (2,761,650)
Ordinary shares issued in connection with exercise of share options							¥ 587											63,447												¥ 64,034
Ordinary shares issued in connection with exercise of share options (in Shares) | shares							907,779	907,779																						907,779	907,779
Ordinary Shares B transferred to Ordinary Share A							¥ 328		¥ (328)
Ordinary Shares B transferred to Ordinary Share A (in Shares) | shares							500,000	500,000	(500,000)	(500,000)
Ending balance at Dec. 31, 2021							¥ 9,487	$ 1,489	¥ 3,118	$ 489								¥ 2,204,845,216	$ 345,988,328	¥ (125,113,629)	$ (19,633,059)	¥ (1,633,797,666)	$ (256,378,506)							¥ 445,946,526	$ 69,978,741
Ending balance (in shares) at Dec. 31, 2021 | shares							13,618,609	13,618,609	5,114,840	5,114,840